Summary of Significant Accounting Policies - Contract assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets
Beginning balance	$ 86,010	$ 67,468	$ 67,468	$ 60,662	$ 38,491
Ending balance	85,213	70,300	86,010	67,468	60,662
Change	$ (797)	$ 2,832	$ 18,542	$ 6,806	$ 22,171